Intangible Assets - Summary of Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning, net	₩ 2,533,861	₩ 3,129,833
Acquisition and capital expenditure	221,245	309,737
Disposal and termination	(20,856)	(11,640)
Amortization	(651,649)	(691,909)	₩ (627,261)
Impairment	(239,312)	(236,207)
Acquisition and disposition of businesses	(13,846)	6,030
Others	33,297	28,017
Ending, net	1,862,740	2,533,861	3,129,833
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	8,163,459	8,148,293
Ending, net	8,296,758	8,163,459	8,148,293
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(5,629,598)	(5,018,460)
Ending, net	(6,434,018)	(5,629,598)	(5,018,460)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	488,427	708,223
Acquisition and capital expenditure	0
Disposal and termination		0
Amortization		0
Impairment	(211,806)	(230,352)
Acquisition and disposition of businesses	(4,214)	6,207
Others	1,372	4,349
Ending, net	273,779	488,427	708,223
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,036,354	1,037,887
Ending, net	1,055,180	1,036,354	1,037,887
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(547,927)	(329,664)
Ending, net	(781,401)	(547,927)	(329,664)
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	138,600	171,856
Acquisition and capital expenditure	12,417	33,078
Disposal and termination	(8,394)	(4,812)
Amortization	(39,959)	(63,052)
Impairment	0	(128)
Acquisition and disposition of businesses	0
Others	1,447	1,658
Ending, net	104,111	138,600	171,856
Development costs [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,790,446	1,803,687
Ending, net	1,763,627	1,790,446	1,803,687
Development costs [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(1,651,846)	(1,631,831)
Ending, net	(1,659,516)	(1,651,846)	(1,631,831)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	152,662	155,076
Acquisition and capital expenditure	23,404	38,603
Disposal and termination	(2,206)	(397)
Amortization	(50,811)	(52,265)
Impairment	(118)	(16)
Acquisition and disposition of businesses	(116)	(108)
Others	31,776	11,769
Ending, net	154,591	152,662	155,076
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,196,329	1,156,951
Ending, net	1,251,365	1,196,329	1,156,951
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(1,043,667)	(1,001,875)
Ending, net	(1,096,774)	(1,043,667)	(1,001,875)
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,138,192	1,488,256
Acquisition and capital expenditure		37
Amortization	(348,297)	(350,276)
Others	2,646	175
Ending, net	792,541	1,138,192	1,488,256
Frequency usage rights [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	2,415,243	2,617,707
Ending, net	2,415,507	2,415,243	2,617,707
Frequency usage rights [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(1,277,051)	(1,129,451)
Ending, net	(1,622,966)	(1,277,051)	(1,129,451)
Others [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	615,980	606,422
Acquisition and capital expenditure	185,424	238,019
Disposal and termination	(10,256)	(6,431)
Amortization	(212,582)	(226,316)
Impairment	(27,388)	(5,711)
Acquisition and disposition of businesses	(9,516)	(69)
Others	(3,944)	10,066
Ending, net	537,718	615,980	606,422
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,725,087	1,532,061
Ending, net	1,811,079	1,725,087	1,532,061
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(1,109,107)	(925,639)
Ending, net	₩ (1,273,361)	₩ (1,109,107)	₩ (925,639)